Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Movement in Property, Plant and Equipment [Roll Forward]
Net book value at beginning of period	$ 58,575,672
Net book value at end of period	58,708,975
Flight Equipment Held For Operating Leases, Net
Movement in Property, Plant and Equipment [Roll Forward]
Net book value at beginning of period	58,575,672	$ 57,091,166
Additions	2,227,541	2,962,708
Depreciation	(1,312,506)	(1,253,894)
Disposals and transfers to held for sale	(607,768)	(1,075,340)
Transfers to/from investment in finance leases, net/inventory	(168,354)	(206,041)
Recoveries related to Ukraine Conflict (Note 19)	0	26,909
Impairments (Note 20)	(5,609)	(30,356)
Net book value at end of period	58,708,975	57,515,152
Accumulated depreciation and impairment as of June 30, 2025 and 2024, respectively:	$ (16,282,169)	$ (14,552,422)